Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Group Reports Income Taxes in the Income Statement
NOTE 31: INCOME TAX
The Group reports income taxes in the income statement as detailed below:

(€’000)	For the year ended December 31,
	2021	2020	2019
Current tax (expense) / income	(10)	—	8
Deferred tax (expense) / income	—	—	—
Total income tax expense in profit or loss	(10)	—	8

Schedule of Reconciliation Between Effective and Theoretical Tax
The following table shows the reconciliation between the effective and theoretical income tax at the nominal Belgian income tax rate of 25.00% for the years 2021 and 2020 and at the nominal Belgian income tax rate of 29.58% for the year 2019:

(€’000)	For the year ended December 31,
	2021	2020	2019
Loss before tax	(26 502)	(17 204)	(28 640)
Permanent differences			—
Tax disallowed expenses	1 185	1 092	967
Share-based payment	2 172	2 782	2 775
Nominal tax rate	25.00%	25.00%	29.58%
Income tax at nominal tax rate 1	5 786	3 333	7 365
Deferred t ax assets not recognized	(5 796)	(3 333)	(7 357)
Effective tax expense	(10)	—	8
Effective tax rate	0%	0%	0%

1
The difference in foreign tax rate in the US (25.80%) compared to the Belgian rate (25.00%) is not distinctively disclosed in this table due to non-materiality
of the operations of the Group’s subsidiary Celyad Inc.